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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: __________________

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    QVT Financial LP
Address: 1177 Avenue of the Americas, 9th Floor,
         New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Gold
Title:   Managing Member of QVT Financial GP LLC
         (General Partner of QVT Financial LP)
Phone:   (212) 705-8888

Signature, Place, and Date of Signing:

   /s/ Daniel Gold               New York, NY               August 14, 2012
------------------------        -------------               ---------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         52

Form 13F Information Table Value Total:    1170812
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
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       COLUMN 1             COLUMN 2          COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                  AMOUNT AND TYPE OF SECURITY                       VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
    NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AIR LEASE CORP               CL A             00912X302   730     37644     SH                DEFINED             37644     0    0
ANACOR PHARMACEUTICALS INC   COM              032420101   10492   1796183   SH                DEFINED             1796183   0    0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119   0       1651796   SH                DEFINED             1651796   0    0
ARRAY BIOPHARMA INC          COM              04269X105   10410   3000000   SH                DEFINED             3000000   0    0
ASBURY AUTOMOTIVE GROUP INC  COM              043436104   41879   1767806   SH                DEFINED             1767806   0    0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107   18186   1197220   SH                DEFINED             1197220   0    0
CAPITAL ONE FINL CORP        COM              14040H105   21206   387962    SH                DEFINED             387962    0    0
CARMAX INC                   COM              143130102   22467   866125    SH                DEFINED             866125    0    0
CHINA ZENIX AUTO INTL LTD    ADS              16951E104   5598    2721200   SH                DEFINED             2721200   0    0
CITIGROUP INC                COM NEW          172967424   13062   476535    SH                DEFINED             476535    0    0
CLOVIS ONCOLOGY INC          COM              189464100   8672    400000    SH                DEFINED             400000    0    0
CREE INC                     COM              225447101   17969   700000    SH      PUT       DEFINED             700000    0    0
CYTOKINETICS INC             COM              23282W100   2042    3358900   SH                DEFINED             3358900   0    0
E TRADE FINANCIAL CORP       COM NEW          269246401   37470   4660413   SH                DEFINED             4660413   0    0
GENCO SHIPPING & TRADING LTD SHS              Y2685T107   79      25931     SH                DEFINED             25931     0    0
HALOZYME THERAPEUTICS INC    COM              40637H109   17128   1933132   SH                DEFINED             1933132   0    0
HUMAN GENOME SCIENCES INC    NOTE 3.000%11/1  444903AN8   9018    7500000   PRN               DEFINED             7500000   0    0
ILLUMINA INC                 NOTE 0.625% 2/1  452327AB5   41230   22000000  PRN               DEFINED             22000000  0    0
INFINITY PHARMACEUTICALS INC COM              45665G303   9091    670433    SH                DEFINED             670433    0    0
INTERMUNE INC                NOTE 5.000% 3/0  45884XAD5   3508    3193000   PRN               DEFINED             3193000   0    0
INTERMUNE INC                COM              45884X103   59382   4969219   SH                DEFINED             4969219   0    0

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
INTERMUNE INC                 NOTE 2.500% 9/1  45884XAE3   12417   15267000  PRN               DEFINED             15267000  0    0
JPMORGAN CHASE & CO           COM              46625H100   23176   648646    SH                DEFINED             648646    0    0
LOWES COS INC                 COM              548661107   41498   1459129   SH                DEFINED             1459129   0    0
MASCO CORP                    COM              574599106   180     13000     SH                DEFINED             13000     0    0
MBIA INC                      COM              55262C100   24615   2277022   SH                DEFINED             2277022   0    0
MEDIVATION INC                NOTE 2.625% 4/0  58501NAA9   21761   18000000  PRN               DEFINED             18000000  0    0
MEDIVATION INC                COM              58501N101   88525   968544    SH                DEFINED             968544    0    0
ONCOGENEX PHARMACEUTICALS IN  COM              68230A106   5376    400000    SH                DEFINED             400000    0    0
PACIFIC DRILLING SA LUXEMBOU  REG SHS          L7257P106   14819   1741398   SH                DEFINED             1741398   0    0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408   6443    343256    SH                DEFINED             343256    0    0
PHARMACYCLICS INC             COM              716933106   42198   772721    SH                DEFINED             772721    0    0
REPROS THERAPEUTICS INC       COM NEW          76028H209   12063   1476180   SH                DEFINED             1476180   0    0
REPROS THERAPEUTICS INC       *W EXP 02/08/201 76028H126   4059    714286    SH                DEFINED             714286    0    0
REPROS THERAPEUTICS INC       *W EXP 02/08/201 76028H118   7139    874635    SH                DEFINED             874635    0    0
ROWAN COMPANIES PLC           SHS CL A         G7665A101   43524   1346247   SH                DEFINED             1346247   0    0
SALESFORCE COM INC            NOTE 0.750% 1/1  79466LAB0   25714   15000000  PRN               DEFINED             15000000  0    0
SCORPIO TANKERS INC           SHS              Y7542C106   9274    1451391   SH                DEFINED             1451391   0    0
SUNTECH PWR HLDGS CO LTD      ADR              86800C104   53      28438     SH                DEFINED             28438     0    0
SUNTECH PWR HLDGS CO LTD      ADR              86800C104   94      50000     SH      PUT       DEFINED             50000     0    0
SYNTA PHARMACEUTICALS CORP    COM              87162T206   6160    1126189   SH                DEFINED             1126189   0    0
TENET HEALTHCARE CORP         COM              88033G100   11571   2208283   SH                DEFINED             2208283   0    0
THE9 LTD                      ADR              88337K104   4896    939501    SH                DEFINED             939501    0    0
TPC GROUP INC                 COM              89236Y104   84962   2705145   SH                DEFINED             2705145   0    0
TRANSOCEAN LTD                REG SHS          H8817H100   49148   1098762   SH                DEFINED             1098762   0    0
TRANZYME INC                  COM              89413J102   3877    1145655   SH                DEFINED             1145655   0    0
UNIVERSAL DISPLAY CORP        COM              91347P105   23361   650000    SH      PUT       DEFINED             650000    0    0
UNIVERSAL DISPLAY CORP        COM              91347P105   4291    119400    SH                DEFINED             119400    0    0
VERASTEM INC                  COM              92337C104   3052    350000    SH                DEFINED             350000    0    0
VIVUS INC                     COM              928551100   228855  8018744   SH                DEFINED             8018744   0    0
YPF SOCIEDAD ANONIMA          SPON ADR CL D    984245100   16663   1349199   SH                DEFINED             1349199   0    0
ZIOPHARM ONCOLOGY INC         COM              98973P101   1429    240252    SH                DEFINED             240252    0    0
SUMMARY:
Total Number of Securities is 52
Total Value in 1000s is 1170812

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